SHARE BASED COMPENSATION - Equity incentive plans (Details)				12 Months Ended
	Sep. 25, 2025 EquityInstruments	Jun. 26, 2025 EquityInstruments	Dec. 29, 2024 EquityInstruments	Dec. 31, 2025 EquityInstruments	Dec. 31, 2025 Options	Dec. 31, 2025 $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 Options	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares
DSUs
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)				26,666				225,154
Granted (in shares)				0				0
Exercised (in shares)								(198,481)
Forfeited / Cancelled (in shares)								(7)
Balance at end of period (in shares)				26,666				26,666
RSUs
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)				280,000				498,000
Granted (in shares)				0				200,000
Exercised (in shares)				(180,000)			(180,000)	(418,000)
Balance at end of period (in shares)				100,000				280,000
SAR
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)				1,329,082
Granted (in shares)	162,300	144,529	1,329,082	306,829
Forfeited / Cancelled (in shares)				(68,552)
Balance at end of period (in shares)				1,567,359				1,329,082
FSOs
SHARE BASED COMPENSATION
Balance at beginning of period (in shares) | Options					1,602,346				1,777,438
Granted (in shares)							0		185,000		185,000
Exercised (in shares) | Options					(35,000)				(156,107)
Expired (in shares) | Options					(622,858)				(78,400)
Forfeited / Cancelled (in shares) | Options					(67,312)				(125,585)
Balance at end of period (in shares) | Options					877,176				1,602,346
Balance at beginning of period (in CAD per share) | $ / shares						$ 8.81				$ 8.43
Granted (in CAD per share) | $ / shares										6.47
Exercised (in CAD per share) | $ / shares						2.3				3.46
Expired (in CAD per share) | $ / shares						7.83				4.02
Forfeited / Cancelled (in CAD per share) | $ / shares						8.41				9.53
Balance at end of period (in CAD per share) | $ / shares						$ 9.71				$ 8.81